SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
Schedule of warrants issued and outstanding

	Number	Amount
Balance as of December 31, 2019	16,060,858	$9,979,446
Exercise of Warrants	(5,574,446)	(3,463,693)
Balance as of December 31, 2020	10,486,412	$6,515,753

Balance as of December 31, 2020	10,486,412	$6,515,753
Exercise of Warrants	(7,555,130)	(4,694,395)
Forfeitures of Warrants, due to expiration	(57,224)	(35,556)
Balance as of December 31, 2021	2,874,058	$1,785,802